SMEAD VALUE FUND

Schedule of Investments

August 31, 2022 (Unaudited)

	Shares		Value

COMMON STOCKS 94.11%

Banks 6.86%
Bank of America Corp.	4,183,815	$	140,618,022
JPMorgan Chase & Co.	1,122,063		127,612,225

			268,230,247

Consumer Durables & Apparel 12.81%
DR Horton, Inc.	2,158,390		153,569,448
Lennar Corp. — Class A	2,235,598		173,147,065
NVR, Inc. (a)	42,181		174,631,871

			501,348,384

Diversified Financials 8.70%
American Express Co.	1,440,123		218,898,696
Berkshire Hathaway, Inc. — Class B (a)	151,516		42,545,693
Credit Acceptance Corp. (a)	148,596		79,064,960

			340,509,349

Energy 8.85%
Occidental Petroleum Corp.	4,875,905		346,189,255

Materials 18.14%
Chevron Corp.	665,555		105,197,623
ConocoPhillips	1,584,126		173,382,591
Continental Resources, Inc.	6,175,812		431,256,952

			709,837,166

Media & Entertainment 3.92%
Comcast Corp. — Class A	1,056,545		38,236,364
Warner Bros Discovery, Inc. (a)	8,702,708		115,223,854

			153,460,218

Pharmaceuticals, Biotechnology & Life Sciences 13.02%
Amgen, Inc.	917,034		220,363,270
Merck & Co., Inc.	2,392,764		204,246,335
Organon & Co.	1,155,176		32,957,171
Pfizer, Inc.	1,142,981		51,697,031

			509,263,807

Real Estate 7.62%
Macerich Co. (The) — REIT	13,803,233		132,096,940
Simon Property Group, Inc. — REIT	1,627,262		165,948,179

			298,045,119

Retailing 9.90%
eBay, Inc.	2,647,682		116,842,207
Home Depot, Inc.	368,489		106,279,597
Target Corp.	1,025,450		164,420,653

			387,542,457

Semiconductors & Semiconductor Equipment 2.06%
Qualcomm, Inc.	608,593		80,498,596

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (continued)

August 31, 2022 (Unaudited)

	Shares		Value

Transportation 2.23%
AMERCO	166,097	$	87,312,210

TOTAL COMMON STOCKS (Cost $3,213,872,433)			3,682,236,808

SHORT-TERM INVESTMENTS 5.87%

Money Market Fund 5.87%
State Street Institutional U.S. Government Money Market – Premier Class 0.19% (b)	229,670,804		229,670,804

TOTAL SHORT-TERM INVESTMENTS (Cost $229,670,804)			229,670,804

TOTAL INVESTMENTS (Cost $3,443,543,237) 99.98%			3,911,907,612
Other Assets in Excess of Liabilities 0.02%			870,516

TOTAL NET ASSETS 100.00%		$	3,912,778,128

  (a)  Non-income producing security.

  (b)  The rate shown is the 1-month performance for the month ended August 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Notes to Financial Statements

August 31, 2022

The cost basis of investments for federal income tax purposes at August 31, 2022 was as follows*:

Cost of investments	$3,443,543,237

Gross unrealized appreciation	692,198,202
Gross unrealized depreciation	(223,833,827)

Net unrealized appreciation	$468,364,375

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section of the Fund’s most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

August 31, 2022

The Fund’s fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—	unadjusted quoted prices in active markets for identical securities.

Level 2—	other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of August 31, 2022:

		Level 1		Level 2		Level 3		Total
Equity
Common Stocks (1)	$	3,682,236,808	$	—	$	—	$	3,682,236,808

Total Equity		3,682,236,808		—		—		3,682,236,808
Short-Term Investments		—		229,670,804		—		229,670,804

Total Investments in Securities	$	3,682,236,808	$	229,670,804	$	—	$	3,911,907,612

(1) See the Schedule of Investments for industry classification.

No Level 3 securities were held in the Fund at August 31, 2022. For the period ended August 31, 2022, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments

August 31, 2022 (Unaudited)

	Shares		Value

COMMON STOCKS 87.82%

Austria 4.20%
Financials 4.20%
BAWAG Group AG (a)(b)	63,912	$	2,880,910

Canada 33.97%
Consumer Discretionary 1.89%
Canada Goose Holdings, Inc. (b)	71,925		1,295,729

Consumer Staples 1.02%
Alimentation Couche-Tard, Inc.	16,238		697,813

Energy 17.85%
Cenovus Energy, Inc.	283,826		5,324,912
MEG Energy Corp. (b)	395,526		5,529,263
Whitecap Resources, Inc.	192,918		1,405,737

			12,259,912

Materials 13.21%
Interfor Corp. (b)	173,141		4,259,478
West Fraser Timber Co. Ltd.	53,811		4,814,248

			9,073,726

			23,327,180

Denmark 1.96%
Consumer Discretionary 1.96%
Pandora AS	22,397		1,348,119

France 1.74%
Financials 1.74%
BNP Paribas SA	25,566		1,191,501

Germany 9.24%
Consumer Discretionary 9.24%
Bayerische Motoren Werke AG	13,263		978,487
Porsche Automobil Holding SE — (Preference Shares)	38,089		2,697,219
Volkswagen AG — (Preference Shares)	18,700		2,669,686

			6,345,392

Italy 6.57%
Financials 6.57%
Assicurazioni Generali SpA	145,292		2,134,648
Intesa Sanpaolo SpA	607,993		1,050,462
UniCredit SpA	134,814		1,324,929

			4,510,039

Netherlands 1.21%
Telecommunication Services 1.21%
Universal Music Group NV	41,803		829,199

Norway 3.94%
Energy 3.94%
Frontline Ltd. (b)	230,030		2,705,868

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Schedule of Investments (continued)

August 31, 2022 (Unaudited)

	Shares		Value

Spain 2.77%
Financials 2.77%
Bankinter SA	372,158	$	1,905,133

Switzerland 1.65%
Industrials 1.65%
IWG PLC (b)	606,121		1,130,365

United Kingdom 12.00%
Consumer Discretionary 6.93%
Bellway PLC	34,384		813,728
Berkeley Group Holdings PLC	23,805		1,007,304
Next PLC	15,202		1,022,837
Persimmon PLC	44,697		764,675
WH Smith PLC (b)	69,338		1,149,136

			4,757,680

Financials 3.31%
Barclays PLC	657,061		1,252,853
Lloyds Banking Group PLC	2,008,347		1,019,022

			2,271,875

Telecommunication Services 1.76%
Liberty Global PLC — Class C (b)	56,603		1,206,210

			8,235,765

United States 8.57%
Energy 8.57%
Occidental Petroleum Corp.	82,908		5,886,468

TOTAL COMMON STOCKS (Cost $64,490,929)			60,295,939

WARRANTS 10.12%

United States 10.12%
Energy 10.12%
Occidental Petroleum Corp. Expiration date 8/3/2027 (b)	142,037		6,949,870

TOTAL WARRANTS (Cost $1,710,955)			6,949,870

SHORT-TERM INVESTMENTS 1.96%

Money Market Fund 1.96%
State Street Institutional U.S. Government Money Market – Premier Class 0.19% (c)	1,345,729		1,345,729

TOTAL SHORT-TERM INVESTMENTS (Cost $1,345,729)			1,345,729

TOTAL INVESTMENTS (Cost $67,547,613) 99.90%			68,591,538
Other Assets in Excess of Liabilities 0.10%			70,738

TOTAL NET ASSETS 100.00%		$	68,662,276

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt fromregistration, normally to qualified institutional buyers. At the end of the period, the value of this security totaled $2,880,910 or 4.20% of net assets.

(b)	Non-income producing security.
(c)	The rate shown is the 1-month performance for the month ended August 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND

Notes to Financial Statements

August 31, 2022

The cost basis of investments for federal income tax purposes at August 31, 2022 was as follows*:

Cost of investments	$67,547,613

Gross unrealized appreciation	11,637,896
Gross unrealized depreciation	(10,593,971)

Net unrealized appreciation	$1,043,925

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section of the Fund’s most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

SMEAD INTERNATIONAL VALUE FUND

Notes to Financial Statements (Continued)

August 31, 2022

The Fund’s fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—	unadjusted quoted prices in active markets for identical securities.

Level 2—	other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of August 31, 2022:

		Level 1		Level 2		Level 3		Total
Equity(1)
Common Stocks	$	60,295,939	$	—	$	—	$	60,295,939
Warrants		6,949,870						6,949,870
Short-Term Investments		—		1,345,729		—		1,345,729

Total Investments in Securities	$	67,245,809	$	1,345,729	$	—	$	68,591,538

(1) See the Schedule of Investments for industry classification.

No Level 3 securities were held in the Fund at August 31, 2022. For the period ended August 31, 2022, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.